CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06